Trade accounts receivable	12 Months Ended
Dec. 31, 2019
Trade accounts receivable
Trade accounts receivable

8. Trade accounts receivable

	December 31
	2019	2018
Trade notes receivable:
Falling due	248,411	141,066
Overdue	27,243	23,138
	275,654	164,204
Trade notes receivable - abroad:
Falling due	12,247	7,436
Overdue	4,978	3,419
	17,225	10,855

Total (*)	292,879	175,059

(-) Estimated losses with doubtful accounts	(3,360)	(4,215)
(-) Adjustment to present value	(1,408)	(462)
	288,111	170,382
Current assets	276,626	167,102
Non‑current assets	11,485	3,280

(*)   The amounts presented include R$ 96,026 (R$ 2,101 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

Following is the breakdown of the net provision securities:

	December 31
	2019	2018
Falling due	259,221	151,795
Overdue (days):
1-30	18,749	9,666
31-60	2,290	3,226
61-90	3,663	2,841
91-180	4,188	2,854
	288,111	170,382

The Company and its subsidiaries forms Estimated losses with doubtful accounts considering the history of losses per due date, which the Company and its subsidiaries consider sufficient to cover any losses. The Company and its subsidiaries also recognize a provision for the expected losses in trade accounts receivable that comprise outstanding accounts receivable base. Management believes that risk related to general trade accounts receivable is minimized by the fact that the breakdown of the clients of the Company and its subsidiaries to be diluted.

The changes in this provision in the consolidated is shown as follows:

	December 31
Changes in doubtful accounts	2019	2018
Opening balance	(4,215)	(1,183)
First-time adoption of IFRS 9 as of 01/01/2018	—	(1,539)
Addition of provision	(5,551)	(5,734)
Use/reversal	6,406	4,241
Closing balance	(3,360)	(4,215)